Segmental analysis	12 Months Ended
Mar. 31, 2019
Operating Segments [Abstract]
Segmental analysis
Segmental analysis

This note sets out the financial performance for the year split into the different parts of the business (operating segments). The performance of these operating segments is monitored and managed on a day-to-day basis. Revenue and the results of the business are analysed by operating segment, based on the information the Board of Directors uses internally for the purposes of evaluating the performance of each operating segment and determining resource allocation between them. The Board is National Grid’s chief operating decision maker (as defined by IFRS 8 ‘Operating Segments’) and assesses the profitability of operations principally on the basis of operating profit before exceptional items and remeasurements (see note 5). As a matter of course, the Board also considers profitability by segment, excluding the effect of timing. However, the measure of profit disclosed in this note is operating profit before exceptional items and remeasurements as this is the measure that is most consistent with the IFRS results reported within these financial statements.

The results of our three principal businesses are reported to the Board of Directors and are accordingly treated as reportable operating segments. All other operating segments are reported to the Board of Directors on an aggregated basis. The following table describes the main activities for each reportable operating segment:

UK Electricity Transmission	The high-voltage electricity transmission networks in England and Wales and Great Britain system operator.
UK Gas Transmission	The high-pressure gas transmission networks in Great Britain and system operator in Great Britain.
US Regulated	Gas distribution networks, electricity distribution networks and high-voltage electricity transmission networks in New York and New England and electricity generation facilities in New York.

The National Grid Ventures (NGV) operating segment represents our key strategic growth area outside our regulated core business in competitive markets across the US and the UK. The business comprises all commercial operations in metering, LNG at the Isle of Grain in the UK and electricity interconnectors, with a focus on investment and future activities in emerging growth areas. NGV does not currently meet the thresholds set out in IFRS 8 to be identified as a separate reportable segment and therefore its results are not required to be separately presented. However, certain additional disclosure is included in the footnotes below.
Other activities that do not form part of any of the segments in the above table or NGV primarily relate to our UK property business together with insurance and corporate activities in the UK and US and the Group’s investments in technology and innovation companies through National Grid Partners.
The segmental information is presented in relation to continuing operations only and therefore does not include the profits and losses relating to our interest in Quadgas for 2018 and 2019 or those associated with the UK Gas Distribution business (see note 10).
(a) Revenue
Revenue primarily represents the sales value derived from the generation, transmission and distribution of energy, together with the sales value derived from the provision of other services to customers. Refer to note 3 for further details.
Sales between operating segments are priced considering the regulatory and legal requirements to which the businesses are subject. The analysis of revenue by geographical area is on the basis of destination. There are no material sales between the UK and US geographical areas.

	2019			2018			2017
	Total sales £m	Sales between segments £m	Sales to third parties £m	Total sales £m	Sales between segments £m	Sales to third parties £m	Total sales £m	Sales between segments £m	Sales to third parties £m
Operating segments – continuing operations:
UK Electricity Transmission	3,351	(20)	3,331	4,154	(28)	4,126	4,439	(29)	4,410
UK Gas Transmission	896	(12)	884	1,091	(9)	1,082	1,080	(99)	981
US Regulated	9,846	—	9,846	9,272	—	9,272	8,931	—	8,931
NGV and Other[1]	876	(4)	872	776	(6)	770	713	—	713
Total revenue from continuing operations	14,969	(36)	14,933	15,293	(43)	15,250	15,163	(128)	15,035

Split by geographical areas – continuing operations:
UK			5,045			5,938			6,064
US			9,888			9,312			8,971
			14,933			15,250			15,035

1.	Included within NGV and Other is £597 million (2018: £593 million; 2017: £604 million) of revenue relating to NGV.

2. Segmental analysis continued
(b) Operating profit
A reconciliation of the operating segments’ measure of profit to profit before tax from continuing operations is provided below. Further details of the exceptional items and remeasurements are provided in note 5.

	Before exceptional items and remeasurements			After exceptional items and remeasurements
	2019	2018¹	2017	2019	2018¹	2017
	£m	£m	£m	£m	£m	£m
Operating segments – continuing operations:
UK Electricity Transmission	1,015	1,041	1,372	778	1,041	1,361
UK Gas Transmission	303	487	511	267	487	507
US Regulated	1,724	1,698	1,713	1,425	1,734	1,278
NGV and Other[2,3]	400	231	177	400	231	62
Total operating profit from continuing operations	3,442	3,457	3,773	2,870	3,493	3,208

Split by geographical area – continuing operations:
UK	1,695	1,840	2,118	1,422	1,840	1,988
US	1,747	1,617	1,655	1,448	1,653	1,220
	3,442	3,457	3,773	2,870	3,493	3,208
Below we reconcile total operating profit from continuing operations to profit before tax from continuing operations. Operating exceptional items and remeasurements of £237 million charge (2018: £nil; 2017: £11 million charge) detailed in note 5 are attributable to UK Electricity Transmission; £36 million charge (2018: £nil; 2017: £4 million charge) to UK Gas Transmission; £299 million charge (2018: £36 million gain; 2017: £435 million charge) to US Regulated; and £nil (2018: £nil; 2017: £115 million charge) to NGV and Other.

Reconciliation to profit before tax:
Operating profit from continuing operations	3,442	3,457	3,773	2,870	3,493	3,208
Finance income	73	127	53	88	127	53
Finance costs	(1,066)	(1,128)	(1,082)	(1,157)	(1,009)	(1,140)
Share of post-tax results of joint ventures and associates	40	44	63	40	49	63
Profit before tax from continuing operations	2,489	2,500	2,807	1,841	2,660	2,184

1.	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas as a discontinued operation in the current period (see note 1C and note 10).

2.
Included within NGV and Other is £263 million (2018: £234 million; 2017: £239 million) of operating profit (both before and after exceptional items and remeasurements) relating to NGV. Also included in this balance for the year ended 31 March 2019 is £181 million (2018: £84 million; 2017: £55 million) of operating profit in relation to the Property business.

3.	NGV and Other includes gains of £95 million (2018: £nil; 2017: £nil) in relation to cash received in respect of two legal settlements.
(c) Capital expenditure

	Net book value of property, plant and equipment and other intangible assets			Capital expenditure[1]			Depreciation, amortisation and impairment
	2019	2018	2017	2019	2018	2017	2019	2018	2017
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Operating segments:
UK Electricity Transmission	13,288	13,028	12,515	925	999	1,027	(628)	(475)	(421)
UK Gas Transmission	4,412	4,280	4,165	308	310	214	(181)	(194)	(186)
US Regulated	24,542	20,953	21,638	2,650	2,424	2,247	(700)	(635)	(642)
NGV and Other[2]	2,755	2,491	2,430	438	341	247	(226)	(226)	(232)
Total from continuing operations	44,997	40,752	40,748	4,321	4,074	3,735	(1,735)	(1,530)	(1,481)

Split by geographical area – continuing operations:
UK	19,343	18,772	18,102	1,584	1,527	1,357	(931)	(804)	(753)
US	25,654	21,980	22,646	2,737	2,547	2,378	(804)	(726)	(728)
	44,997	40,752	40,748	4,321	4,074	3,735	(1,735)	(1,530)	(1,481)
Asset type:
Property, plant and equipment	43,913	39,853	39,825	4,015	3,901	3,507	(1,560)	(1,392)	(1,348)
Non-current intangible assets	1,084	899	923	306	173	228	(175)	(138)	(133)
Total from continuing operations	44,997	40,752	40,748	4,321	4,074	3,735	(1,735)	(1,530)	(1,481)

1.	Represents additions to property, plant and equipment and non-current intangibles but excludes additional investments in and loans to joint ventures and associates.

2.
Included within NGV and Other are assets with a net book value of £1,635 million (2018: £1,454 million; 2017: £1,432 million), capital expenditure of £317 million (2018: £186 million; 2017: £98 million) and depreciation, amortisation and impairment of £114 million (2018: £143 million; 2017: £143 million) relating to NGV.

Total non-current assets other than financial instruments and pension assets located in the UK and US were £30,072 million and £21,787 million respectively as at 31 March 2019 (31 March 2018: UK £20,816 million, US £27,663 million; 31 March 2017: UK £20,045 million, US £28,951 million).